                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Federal Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1. Report to Stockholders.
Morgan Stanley Federal Securities Trust
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2003

Dear Shareholder:
This report to shareholders of Morgan Stanley Federal Securities Trust covers the six-month period ended April 30, 2003. During this period, the Fund's management team significantly increased the Fund's mortgage allocation from somewhat less than 50 percent of net assets to substantially all of the Fund's net assets. Mortgage-backed securities generally offer consistently higher yields than other U.S. government securities, and we believe that this change is consistent with the Fund's objective of earning a high level of current income.

In the current market environment, many mortgage-backed securities have relatively high prepayment speeds and short expected average lives, and consequently relatively modest interest-rate sensitivity. By increasing the Fund's mortgage allocation during this period, the team had an opportunity to lessen the expected effect of rising interest rates on the Fund.

Market Overview
The six-month review period included a continuation of the persistent concerns that have resulted in investment-grade security yields falling to 45-year lows. These included concerns about corporate accounting and governance, conflict in the Mideast, potential terrorist events and SARS. Even before the beginning of the period, the cumulative effects of corporate-governance and accounting scandals had shaken investor confidence, with adverse effects on the economy and the non-government security markets. The resulting flight to quality and subsequent additional easing of monetary policy had created a fresh impetus toward lower Treasury yields.

Yields fluctuated throughout the period under review, rising on investor perception that the economy was improving, only to fall on renewed concerns about the geopolitical situation and, toward the end of the period, SARS. From October 2002 through the end of April, the benchmark 5-year Treasury note yield traded between about 2.50 percent and 3.30 percent before closing at 2.73 percent at the end of April.

In our view, these low yields were inconsistent with an eventual return to normal economic activity. Our analysis suggests that, by the end of the period, Treasury yields were consistent with slow economic growth for about the next five years and below full employment growth for some ten years. We viewed the market's implied outlook as being excessively pessimistic. The Fund's interest-rate sensitivity was reduced to lessen the effect if interest rates rose. Although this decision hampered the Fund's performance somewhat, it left the Fund with some insulation from potentially rising rates during the period ahead.

Mortgage security performance lagged somewhat during the period. We believed that higher-coupon mortgage-backed securities offered the best relative values and were consistent with the decision to limit the Fund's interest-rate sensitivity. The overall effect of the mortgage strategy in general was moderately

Morgan Stanley Federal Securities Trust
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2003 CONTINUED

negative and the emphasis on higher-coupon mortgage investments further detracted from the Fund's performance. In our view, this strategy should appropriately position the Fund for a period of potentially rising interest rates.

Performance
For the six-month period ended April 2003, Morgan Stanley Federal Securities Trust's Class A, B, C and D shares returned 1.82 percent, 1.48 percent, 1.48 percent and 1.91 percent, respectively. During the same period, the Lehman Brothers U.S. Government Index(1) returned 3.10 percent, while the Lehman Brothers Mortgage Index(2) returned 2.33 percent and the Lipper General U.S. Government Funds Index(3) returned 2.66 percent. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

We appreciate your ongoing support of Morgan Stanley Federal Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

------------------
(1) The Lehman Brothers U.S. Government Index is a broad-based measure of all U.S. government and Treasury securities. The Index does not include any expenses, fees or charges.

(2) The Lehman Brothers Mortgage Index is a broad-based measure of all U.S. mortgage-backed securities. The Index does not include any expenses, fees or charges.

(3) The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently 30 funds represented in this Index.

Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Federal Securities Trust
FUND PERFORMANCE / / APRIL 30, 2003

                            AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED APRIL 30, 2003
 ------------------------------------------------------------------------------------------------------------------
                    CLASS A SHARES*                                          CLASS B SHARES**
 -----------------------------------------------------  -----------------------------------------------------------
 1 Year                8.61%(1)         4.00%(2)        1 Year                      7.76%(1)         2.76%(2)
 5 Years               6.49%(1)         5.57%(2)        5 Years                     5.56%(1)         5.24%(2)
 Since Inception
  (7/28/97)            6.89%(1)         6.09%(2)        10 Years                    5.60%(1)         5.60%(2)

                    CLASS C SHARES+                                          CLASS D SHARES++
 -----------------------------------------------------  -----------------------------------------------------------
 1 Year                7.84%(1)         6.84%(2)        1 Year                      8.58%(1)
 5 Years               5.58%(1)         5.58%(2)        5 Years                     6.46%(1)
 Since Inception
  (7/28/97)            6.03%(1)         6.03%(2)        Since Inception (7/28/97)   6.73%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Federal Securities Trust
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED)

PRINCIPAL              DESCRIPTION
AMOUNT IN                  AND                  COUPON
THOUSANDS             MATURITY DATE              RATE        VALUE

----------------------------------------------------------------------

           Mortgage-Backed Securities (127.8%)
           FEDERAL HOME LOAN MORTGAGE CORP. (27.6%)
$  5,000   *..................................   5.00%   $   5,153,125
  24,850   *..................................   6.00       25,952,719
  52,350   *..................................   6.00       54,460,359
  26,750   *..................................   6.50       27,928,672
   5,300   *..................................   7.50        5,649,468
  12,385   04/01/20 - 05/01/33................   7.50       13,212,786
   6,308   09/01/14 - 02/01/20................   9.50        7,025,908
   1,232   09/01/17 - 10/01/19................  10.00        1,407,671
     253   02/01/16 - 10/01/18................  10.50          292,283
                                                         -------------
                                                           141,082,991
                                                         -------------
           FEDERAL HOME LOAN MORTGAGE CORP. PC
           GOLD (11.6%)
  21,575   05/01/31 - 07/01/31................   6.50       22,525,355
  26,167   01/01/30 - 08/01/32................   7.50       27,916,458
   8,169   02/01/23 - 02/01/31................   8.00        8,805,453
                                                         -------------
                                                            59,247,266
                                                         -------------
           FEDERAL NATIONAL MORTGAGE ASSOC. (79.0%)
  20,600   *..................................   4.50       20,696,563
   5,000   *..................................   5.00        5,153,125
  28,700   *..................................   5.50       29,839,031
  45,750   *..................................   5.50       46,845,625
  39,140   02/01/33 - 03/01/33................   6.00       40,787,108
  17,038   05/01/31 - 03/01/33................   6.50       17,802,173
  87,950   *..................................   6.50       91,852,781
 113,150   *..................................   7.00      119,606,016
  22,886   09/01/29 - 05/01/32................   7.50       24,387,514
   5,867   05/01/24 - 02/01/32................   8.00        6,335,858
     756   02/01/22 - 04/01/25................   8.50          814,845
     284   09/01/19 - 05/01/20................   9.50          317,643
      63   03/01/16 - 02/01/18................   9.75           71,497
                                                         -------------
                                                           404,509,779
                                                         -------------
           GOVERNMENT NATIONAL MORTGAGE ASSOC. (9.3%)
  10,200   *..................................   5.50       10,534,688
  15,000   *..................................   6.00       15,675,000
   4,900   *..................................   6.50        5,148,063
   8,242   08/15/25 - 05/15/33................   6.50        8,666,585
     118   01/15/29 - 06/15/29................   7.50          126,345
   2,199   10/15/19 - 10/15/24................   8.50        2,377,974
   4,281   11/15/17 - 06/15/20................   9.50        4,829,333
     190   05/15/16 - 11/15/20................  10.00          218,185
                                                         -------------
                                                            47,576,173
                                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL             DESCRIPTION
AMOUNT IN                 AND                   COUPON
THOUSANDS            MATURITY DATE               RATE       VALUE

----------------------------------------------------------------------

           GOVERNMENT NATIONAL MORTGAGE ASSOC.
           II (0.3%)
$  1,297   05/20/30...........................   8.00%   $   1,389,752
                                                         -------------
           Total Mortgage-Backed Securities
            (COST $647,171,940)........................    653,805,961
                                                         -------------
           U.S. Government Obligations (45.3%)
           U.S. TREASURY BONDS
  35,294   08/15/03...........................  11.125      36,311,455
 185,000   11/15/03...........................  11.875     195,572,380
                                                         -------------
           Total U.S. Government Obligations
            (COST $231,913,216)........................    231,883,835
                                                         -------------

                                                                  COUPON      MATURITY
                                                                   RATE         DATE
                                                               ------------  -----------

           Short-Term Investments (14.9%)
           U.S. Government Obligations (a) (0.3%)
   300     U.S. Treasury Bill+...............................       1.13%     07/17/03            299,275
 1,300     U.S. Treasury Bill+...............................       1.16      07/17/03          1,296,774
                                                                                          ---------------
           Total U.S. Government Obligations
            (COST $1,596,049)...........................................................        1,596,049
                                                                                          ---------------
           Repurchase Agreement (14.6%)
74,515     Joint repurchase agreement account
           (dated 04/30/03 proceeds $74,517,774) (b)
           (COST $74,515,000)................................       1.34      05/01/03         74,515,000
                                                                                          ---------------
           Total Short-Term Investments
            (COST $76,111,049)..........................................................       76,111,049
                                                                                          ---------------

           Total Investments
            (COST $955,196,205) (c)(d).......................      188.0%      961,800,845
           Liabilities In Excess of Other Assets.............      (88.0)     (450,121,145)
                                                                   -----      ------------
           Net Assets........................................      100.0%     $511,679,700
                                                                   =====      ============

---------------------

 PC   PARTICIPATION CERTIFICATE.
  + THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
  * SECURITY PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
 (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $495,709,561 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
 (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $6,988,327 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $383,687, RESULTING IN NET UNREALIZED APPRECIATION OF $6,604,640.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

Futures Contracts Open at April 30, 2003:

                                            DESCRIPTION,
   NUMBER OF                               DELIVERY MONTH,              UNDERLYING FACE    UNREALIZED
   CONTRACTS      LONG/SHORT                  AND YEAR                  AMOUNT AT VALUE   DEPRECIATION
-------------------------------------------------------------------------------------------------------
      270          Short       US Treasury Notes 2 Year,                 $(58,294,690)     $  (291,098)
                               June 2003
      400          Short       US Treasury Notes 5 Year,                  (45,500,000)        (209,300)
                               June 2003
      496          Short       US Treasury Notes 10 Year,                 (57,102,000)        (377,597)
                               June 2003
      129          Short       US Treasury Bond 30 Year,                  (14,710,031)        (165,435)
                               June 2003
                                                                                           -----------
                        Total unrealized depreciation..................................    $(1,043,430)
                                                                                           ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (including
 repurchase agreements of $74,515,000)
 (cost $955,196,205)..............................  $ 961,800,845
Receivable for:
  Interest........................................     13,113,599
  Shares of beneficial interest sold..............      3,233,894
  Principal paydowns..............................        125,022
Prepaid expenses and other assets.................         55,341
                                                    -------------
    Total Assets..................................    978,328,701
                                                    -------------
Liabilities:
Payable for:
  Investments purchased...........................    462,994,383
  Shares of beneficial interest redeemed..........      2,035,004
  Variation margin................................        725,282
  Distribution fee................................        330,853
  Investment management fee.......................        233,142
  Dividends to shareholders.......................        175,278
Accrued expenses..................................        155,059
                                                    -------------
    Total Liabilities.............................    466,649,001
                                                    -------------
    Net Assets....................................  $ 511,679,700
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $ 506,044,744
Net unrealized appreciation.......................      5,561,210
Dividends in excess of net investment income......    (12,267,310)
Accumulated undistributed net realized gain.......     12,341,056
                                                    -------------
    Net Assets....................................  $ 511,679,700
                                                    =============
Class A Shares:
Net Assets........................................    $17,540,846
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      1,830,251
    Net Asset Value Per Share.....................  $        9.58
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET
     VALUE).......................................  $       10.01
                                                    =============
Class B Shares:
Net Assets........................................   $447,192,453
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     47,493,866
    Net Asset Value Per Share.....................  $        9.42
                                                    =============
Class C Shares:
Net Assets........................................    $18,387,764
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      1,936,072
    Net Asset Value Per Share.....................  $        9.50
                                                    =============
Class D Shares:
Net Assets........................................    $28,558,637
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      3,040,877
    Net Asset Value Per Share.....................  $        9.39
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

Net Investment Income:
Interest Income...................................  $  8,399,923
                                                    ------------
Expenses
Distribution fee (Class A shares).................        15,139
Distribution fee (Class B shares).................     1,948,528
Distribution fee (Class C shares).................        80,925
Investment management fee.........................     1,409,870
Transfer agent fees and expenses..................       226,738
Professional fees.................................        35,447
Registration fees.................................        30,446
Custodian fees....................................        29,642
Shareholder reports and notices...................        23,548
Trustees' fees and expenses.......................        10,836
Other.............................................        12,249
                                                    ------------
    Total Expenses................................     3,823,368
                                                    ------------
    Net Investment Income.........................     4,576,555
                                                    ------------

Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
  Investments.....................................    19,294,648
  Futures contracts...............................    (1,179,328)
                                                    ------------
    Net Realized Gain.............................    18,115,320
                                                    ------------
Net Change in Unrealized Appreciation/Depreciation
 on:
  Investments.....................................   (14,077,642)
  Futures contracts...............................      (921,761)
                                                    ------------
    Net Depreciation..............................   (14,999,403)
                                                    ------------
    Net Gain......................................     3,115,917
                                                    ------------
Net Increase......................................  $  7,692,472
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE SIX      FOR THE YEAR
                                           MONTHS ENDED        ENDED
                                          APRIL 30, 2003  OCTOBER 31, 2002
                                          --------------  ----------------
                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $  4,576,555     $ 19,214,124
Net realized gain.......................     18,115,320        6,761,378
Net change in unrealized
 appreciation/depreciation..............    (14,999,403)        (955,725)
                                           ------------     ------------

    Net Increase........................      7,692,472       25,019,777
                                           ------------     ------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................       (331,201)        (501,157)
Class B shares..........................     (6,855,146)     (20,611,718)
Class C shares..........................       (283,214)        (692,770)
Class D shares..........................       (336,862)        (411,522)
                                           ------------     ------------

    Total Dividends.....................     (7,806,423)     (22,217,167)
                                           ------------     ------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................    (18,355,742)       6,948,952
                                           ------------     ------------

    Net Increase (Decrease).............    (18,469,693)       9,751,562

Net Assets:
Beginning of period.....................    530,149,393      520,397,831
                                           ------------     ------------

End of Period
(INCLUDING DIVIDENDS IN EXCESS OF NET
INVESTMENT INCOME OF $12,267,310 AND
$9,037,442, RESPECTIVELY)...............   $511,679,700     $530,149,393
                                           ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Federal Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade;
(4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees;
(5) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Options and Futures -- (1) Written options on debt obligations: When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability which is subsequently marked-to-market to reflect the current market value. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations: When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid; (3) Futures contracts: A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.55% to the portion of daily net assets not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.475% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.45% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.425% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.40% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.375% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.35% to the portion of daily net assets exceeding $12.5 billion.

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,614,767 at April 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.17% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $17,390, $312,740 and $19,629, respectively and received $57,947 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 2003 were $1,912,739,200 and $1,671,050,323, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $4,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,573. At April 30, 2003, the Fund had an accrued pension liability of $58,948 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Purposes of and Risks Relating to Certain Financial Instruments
To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, or in the case of written options, to close out long or short positions in futures contracts, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative instruments").

These derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At April 30, 2003, the Fund had outstanding futures contracts.

Morgan Stanley Federal Securities Trust
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE SIX                FOR THE YEAR
                                      MONTHS ENDED                  ENDED
                                     APRIL 30, 2003            OCTOBER 31, 2002
                                ------------------------  --------------------------
                                      (UNAUDITED)
                                  SHARES       AMOUNT       SHARES        AMOUNT
                                ----------  ------------  -----------  -------------
CLASS A SHARES
Sold..........................   7,141,469  $ 68,472,865    6,166,846  $  58,739,603
Reinvestment of dividends.....      12,025       115,331       21,280        199,194
Redeemed......................  (7,694,969)  (73,713,290)  (4,720,385)   (44,950,125)
                                ----------  ------------  -----------  -------------
Net increase (decrease) --
 Class A......................    (541,475)   (5,125,094)   1,467,741     13,988,672
                                ----------  ------------  -----------  -------------
CLASS B SHARES
Sold..........................   4,065,832    38,313,215   12,253,212    113,131,601
Reinvestment of dividends.....     439,216     4,140,613    1,332,161     12,207,015
Redeemed......................  (7,570,517)  (71,304,831) (15,452,801)  (142,001,347)
                                ----------  ------------  -----------  -------------
Net decrease -- Class B.......  (3,065,469)  (28,851,003)  (1,867,428)   (16,662,731)
                                ----------  ------------  -----------  -------------
CLASS C SHARES
Sold..........................   1,896,808    18,024,429    1,907,938     17,670,363
Reinvestment of dividends.....      18,518       176,093       48,044        444,238
Redeemed......................  (1,992,369)  (18,900,488)  (1,559,125)   (14,406,069)
                                ----------  ------------  -----------  -------------
Net increase (decrease) --
 Class C......................     (77,043)     (699,966)     396,857      3,708,532
                                ----------  ------------  -----------  -------------
CLASS D SHARES
Sold..........................   3,829,138    36,010,503    4,026,794     37,284,781
Reinvestment of dividends.....      21,033       197,713       28,568        262,032
Redeemed......................  (2,118,852)  (19,887,895)  (3,410,934)   (31,632,334)
                                ----------  ------------  -----------  -------------
Net increase -- Class D.......   1,731,319    16,320,321      644,428      5,914,479
                                ----------  ------------  -----------  -------------
Net increase (decrease) in
 Fund.........................  (1,952,668) $(18,355,742)     641,598  $   6,948,952
                                ==========  ============  ===========  =============

7. Federal Income Tax Status
At October 31, 2002, the Fund had a net capital loss carryover of approximately $3,071,000, of which $690,000 will be available through October 31, 2004 and $2,381,000 will be available through October 31, 2007 to offset future capital gains to the extent provided by regulations.

At October 31, 2002, the Fund was required for Federal income tax purposes to defer approximately $1,786,000 of realized losses on certain closed futures contracts.

As of October 31, 2002, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and capital loss deferrals on straddles.

Morgan Stanley Federal Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                             FOR THE SIX                              FOR THE YEAR ENDED OCTOBER 31,
                            MONTHS ENDED    -----------------------------------------------------------------------------------
                           APRIL 30, 2003        2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                             (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.58           $ 9.51          $ 8.98           $ 9.01           $ 9.79           $ 9.45
                                ------           ------          ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income................         0.11             0.43            0.54             0.63             0.62             0.64
  Net realized and
   unrealized gain
   (loss)................         0.06             0.12            0.53            (0.03)           (0.78)            0.34
                                ------           ------          ------           ------           ------           ------

Total income (loss) from
 investment operations...         0.17             0.55            1.07             0.60            (0.16)            0.98
                                ------           ------          ------           ------           ------           ------

Less dividends from net
 investment income.......        (0.17)           (0.48)          (0.54)           (0.63)           (0.62)           (0.64)
                                ------           ------          ------           ------           ------           ------

Net asset value, end of
 period..................       $ 9.58           $ 9.58          $ 9.51           $ 8.98           $ 9.01           $ 9.79
                                ======           ======          ======           ======           ======           ======

Total Return+............         1.82%(2)         6.14%          12.28%            6.97%           (1.66)%          10.75%

Ratios to Average Net
 Assets(1):
Expenses.................         0.86%(3)         0.90%           0.91%            0.82%            0.91 %           0.93%
Net investment income....         2.42%(3)         4.51%           5.90%            7.05%            6.65 %           6.70%
Supplemental Data:
Net assets, end of
 period, in thousands....      $17,541          $22,713          $8,593           $4,821           $4,272           $4,894
Portfolio turnover
 rate....................          296%(2)           25%            157%              64%              17 %             13%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2)  NOT ANNUALIZED.
 (3)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                             FOR THE SIX                              FOR THE YEAR ENDED OCTOBER 31,
                            MONTHS ENDED    -----------------------------------------------------------------------------------
                           APRIL 30, 2003        2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                             (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.42           $ 9.35           $ 8.85           $ 8.87           $ 9.72           $ 9.36
                                ------           ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income................         0.07             0.36             0.47             0.55             0.55             0.58
  Net realized and
   unrealized gain
   (loss)................         0.07             0.12             0.50            (0.02)           (0.85)            0.36
                                ------           ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...         0.14             0.48             0.97             0.53            (0.30)            0.94
                                ------           ------           ------           ------           ------           ------
Less dividends from net
 investment income.......        (0.14)           (0.41)           (0.47)           (0.55)           (0.55)           (0.58)
                                ------           ------           ------           ------           ------           ------

Net asset value, end of
 period..................       $ 9.42           $ 9.42           $ 9.35           $ 8.85           $ 8.87           $ 9.72
                                ======           ======           ======           ======           ======           ======

Total Return+............         1.48%(2)         5.36%           11.38%            6.26%           (3.09)%          10.35%

Ratios to Average Net
 Assets(1):
Expenses.................         1.54%(3)         1.55%            1.56%            1.57%            1.55 %           1.54%
Net investment income....         1.74%(3)         3.86%            5.25%            6.30%            6.01 %           6.09%
Supplemental Data:
Net assets, end of
 period, in thousands....     $447,192         $476,023         $490,351         $456,418         $540,916         $639,212
Portfolio turnover
 rate....................          296%(2)           25%             157%              64%              17 %             13%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2)  NOT ANNUALIZED.
 (3)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                             FOR THE SIX                              FOR THE YEAR ENDED OCTOBER 31,
                            MONTHS ENDED    -----------------------------------------------------------------------------------
                           APRIL 30, 2003        2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                             (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.50           $ 9.43           $ 8.93           $ 8.95           $ 9.80          $ 9.44
                                ------           ------           ------           ------           ------          ------
Income (loss) from
 investment operations:
  Net investment
   income................         0.08             0.36             0.48             0.56             0.56            0.58
  Net realized and
   unrealized gain
   (loss)................         0.06             0.12             0.50            (0.02)           (0.85)           0.36
                                ------           ------           ------           ------           ------          ------

Total income (loss) from
 investment operations...         0.14             0.48             0.98             0.54            (0.29)           0.94
                                ------           ------           ------           ------           ------          ------

Less dividends from net
 investment income.......        (0.14)           (0.41)           (0.48)           (0.56)           (0.56)          (0.58)
                                ------           ------           ------           ------           ------          ------

Net asset value, end of
 period..................       $ 9.50           $ 9.50           $ 9.43           $ 8.93           $ 8.95          $ 9.80
                                ======           ======           ======           ======           ======          ======

Total Return+............         1.48%(2)         5.35%           11.33%            6.26%           (3.03)%         10.30%

Ratios to Average Net
 Assets(1):
Expenses.................         1.54%(3)         1.55%            1.56%            1.57%            1.55 %          1.54%
Net investment income....         1.74%(3)         3.86%            5.25%            6.30%            6.01 %          6.09%
Supplemental Data:
Net assets, end of
 period, in thousands....      $18,388          $19,116          $15,248          $10,191          $10,995          $7,204
Portfolio turnover
 rate....................          296%(2)           25%             157%              64%              17 %            13%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2)  NOT ANNUALIZED.
 (3)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Federal Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                             FOR THE SIX                              FOR THE YEAR ENDED OCTOBER 31,
                            MONTHS ENDED    -----------------------------------------------------------------------------------
                           APRIL 30, 2003        2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                             (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.39           $ 9.33          $ 8.84           $ 8.86           $ 9.69           $ 9.33
                                ------           ------          ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income................         0.11             0.43            0.55             0.63             0.63             0.66
  Net realized and
   unrealized gain
   (loss)................         0.07             0.12            0.49            (0.02)           (0.83)            0.36
                                ------           ------          ------           ------           ------           ------

Total income (loss) from
 investment operations...         0.18             0.55            1.04             0.61            (0.20)            1.02
                                ------           ------          ------           ------           ------           ------

Less dividends from net
 investment income.......        (0.18)           (0.49)          (0.55)           (0.63)           (0.63)           (0.66)
                                ------           ------          ------           ------           ------           ------

Net asset value, end of
 period..................       $ 9.39           $ 9.39          $ 9.33           $ 8.84           $ 8.86           $ 9.69
                                ======           ======          ======           ======           ======           ======

Total Return+............         1.91%(2)         6.14%          12.23%            7.17%           (2.08)%          11.30%

Ratios to Average Net
 Assets(1):
Expenses.................         0.69%(3)         0.70%           0.71%            0.72%            0.70 %           0.69%
Net investment income....         2.59%(3)         4.71%           6.10%            7.15%            6.86 %           6.94%
Supplemental Data:
Net assets, end of
 period, in thousands....      $28,559          $12,297          $6,206           $4,378           $5,590           $1,956
Portfolio turnover
 rate....................          296%(2)           25%            157%              64%              17 %             13%

---------------------

  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2)  NOT ANNUALIZED.
 (3)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

37895RPT-11113E03-AP-5/03

[MORGAN STANLEY LOGO]

[PHOTO]

MORGAN STANLEY
FEDERAL SECURITIES TRUST

SEMIANNUAL REPORT
APRIL 30, 2003

Item 9 - Controls and Procedures

     The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Federal Securities Trust

Ronald E. Robison
Principal Executive Officer
June 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003